Deposits - Certificates of Deposit By Maturity (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Jun. 30, 2013
Deposits [Abstract]
One year or less	$ 581,543	$ 646,590
After one to two years	187,401	174,223
After two to three years	90,078	68,155
After three to four years	90,921	48,211
After four to five years	80,811	44,285
After five years	6,464
Total certificates of deposits	$ 1,037,218	$ 981,464